Securities - Amortized Cost and Fair Value of Available for Sale Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,617,425	$ 3,600,495
Unrealized Gains	45,077	9,607
Unrealized Losses	112,800	107,250
Fair Value, Total	4,549,702	3,502,852
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,500,000	2,500,000
Unrealized Gains	795	4,875
Unrealized Losses	2,030
Fair Value, Total	3,498,765	2,504,875
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,099	41,659
Unrealized Gains	1,022	1,316
Unrealized Losses
Fair Value, Total	33,121	42,975
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	550,000	550,000
Unrealized Gains
Unrealized Losses	99,000	107,250
Fair Value, Total	451,000	442,750
Equities and Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	535,326	508,836
Unrealized Gains	43,260	3,416
Unrealized Losses	11,770
Fair Value, Total	$ 566,816	$ 512,252